Salaries, wages and benefits (Tables)	12 Months Ended
Dec. 31, 2023
Salaries Wages And Benefits
Schedule of salaries wages and benefits

	2023	2022
INSS installment	221,490	190,776
Other labor obligations	426,239	409,675
Total Current Assets	647,729	600,451

INSS Installment	495,968	285,736
Total Non-Current Assets	495,968	285,736

Total Labor Obligations	1,143,697	886,187

Current	647,729	600,451
Non-Current	495,968	285,736

Schedule of consolidated

Consolidated
Balances as of December 31, 2021	400,495
Installments	451,914
Interest	91,468
Payments	(57,690)
Balances as of December 31, 2022	886,187
Installments	275,057
Interest	133,204
Payments	(150,751)
Balances as of December 31, 2023	1,143,697